Ghana Expected Credit Loss - Summary of expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	$ 0.0	$ (33.2)	$ (17.5)
Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	0.0	(33.2)	(17.5)
Ghana expected credit loss - loan advanced to contractor | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	0.0	(25.4)	(3.9)
Damang Tarkwa expected credit loss - receivable | Damang | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	0.0	(7.8)	0.0
Damang Tarkwa expected credit loss - receivable | Damang | Receivable
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	7.8
Damang Tarkwa expected credit loss - receivable | Tarkwa | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	0.0	0.0	$ (13.6)
Damang Tarkwa expected credit loss - receivable | Tarkwa | Receivable
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	$ 13.6
Loans to contractors, interest | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss		(2.0)
Loans to contractors, excl. interest | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss		$ (23.4)